PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Summary of Share Unit Plans Outstanding (Details) $ / shares in Units, $ in Millions						12 Months Ended			90 Months Ended
	Dec. 31, 2023 shares	Dec. 08, 2023 shares beneficiary $ / shares	Dec. 13, 2022 shares beneficiary $ / shares	Dec. 16, 2021 shares beneficiary $ / shares	Dec. 14, 2020 shares beneficiary $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)									6,325,802
Number of shares outstanding (in shares)	6,052,102					6,052,102			6,052,102
Number of shares forfeited (in shares)	263,543
Number of shares exited (in shares)	10,157
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value price per granted share (USD per share) | $ / shares									$ 18.19
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value price per granted share (USD per share) | $ / shares									$ 32.66
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)						1,269,300	866,000	1,079,250
Fair value price per granted share (USD per share) | $ / shares						$ 25.58	$ 27.61	$ 32.62
Number of shares outstanding (in shares)	2,757,800					2,757,800	2,837,150	2,094,950	2,757,800	1,391,284
Number of shares forfeited (in shares)						116,576	106,506	59,885
Number of shares exited (in shares)						1,232,074	17,294	315,699
PSU and RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense | $						$ 39	$ 38	$ 35
Grant date December 8, 2023, maturity due December 2026 | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)		1,269,300
Number of beneficiaries | beneficiary		958
Fair value price per granted share (USD per share) | $ / shares		$ 25.58
Number of shares outstanding (in shares)	1,269,300					1,269,300			1,269,300
Number of shares forfeited (in shares)	0
Number of shares exited (in shares)	0
Grant date December 8, 2023, maturity due January 2027 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)		985,700
Number of beneficiaries | beneficiary		256
Fair value price per granted share (USD per share) | $ / shares		$ 22.06
Number of shares outstanding (in shares)	985,700					985,700			985,700
Number of shares forfeited (in shares)	0
Number of shares exited (in shares)	0
Grant date December 8, 2023, maturity due January 2027 | Executive Office
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)		141,973
Number of beneficiaries | beneficiary		2
Fair value price per granted share (USD per share) | $ / shares		$ 20.49
Number of shares outstanding (in shares)	141,973					141,973			141,973
Number of shares forfeited (in shares)	0
Number of shares exited (in shares)	0
Grant date December 13, 2022, maturity due December 2025 | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)			866,000
Number of beneficiaries | beneficiary			802
Fair value price per granted share (USD per share) | $ / shares			$ 27.61
Number of shares outstanding (in shares)	831,600					831,600			831,600
Number of shares forfeited (in shares)	32,934
Number of shares exited (in shares)	1,466
Grant date December 13, 2022, maturity due January 2026 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)			644,800
Number of beneficiaries | beneficiary			242
Fair value price per granted share (USD per share) | $ / shares			$ 23.64
Number of shares outstanding (in shares)	636,300					636,300			636,300
Number of shares forfeited (in shares)	8,500
Number of shares exited (in shares)	0
Grant date December 13, 2022, maturity due January 2026 | Executive Office
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)			141,564
Number of beneficiaries | beneficiary			2
Fair value price per granted share (USD per share) | $ / shares			$ 22.47
Number of shares outstanding (in shares)	141,564					141,564			141,564
Number of shares forfeited (in shares)	0
Number of shares exited (in shares)	0
Grant date December 16, 2021, maturity due December 2024 | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)				729,250
Number of beneficiaries | beneficiary				658
Fair value price per granted share (USD per share) | $ / shares				$ 32.66
Number of shares outstanding (in shares)	656,900					656,900			656,900
Number of shares forfeited (in shares)	63,659
Number of shares exited (in shares)	8,691
Grant date December 16, 2021, maturity due January 2025 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)				575,400
Number of beneficiaries | beneficiary				244
Fair value price per granted share (USD per share) | $ / shares				$ 28.29
Number of shares outstanding (in shares)	529,150					529,150			529,150
Number of shares forfeited (in shares)	46,250
Number of shares exited (in shares)	0
Grant date December 16, 2021, maturity due January 2025 | Executive Office
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)				109,143
Number of beneficiaries | beneficiary				2
Fair value price per granted share (USD per share) | $ / shares				$ 27.20
Number of shares outstanding (in shares)	109,143					109,143			109,143
Number of shares forfeited (in shares)	0
Number of shares exited (in shares)	0
Grant date December 14, 2020, maturity due January 1, 2024 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)					714,250
Number of beneficiaries | beneficiary					235
Fair value price per granted share (USD per share) | $ / shares					$ 19.74
Number of shares outstanding (in shares)	602,050					602,050			602,050
Number of shares forfeited (in shares)	112,200
Number of shares exited (in shares)	0
Grant date December 14, 2020, maturity due January 1, 2024 | Executive Office
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)					148,422
Number of beneficiaries | beneficiary					2
Fair value price per granted share (USD per share) | $ / shares					$ 18.19
Number of shares outstanding (in shares)	148,422					148,422			148,422
Number of shares forfeited (in shares)	0
Number of shares exited (in shares)	0